Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of Lease Cost

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expense	44,754	41,126	40,670
Short-term lease expense	13,543	12,730	13,884
Total lease expense	58,297	53,856	54,554
Weighted-average remaining lease term (in years) – operating leases			1.8
Weighted-average discount rate – operating leases			4.8%

Summary of Future Minimum Lease Payments

As of December 31, 2024, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities were as follows:

For the year ending December 31,	Future minimum payments
RMB
2025	29,277
2026	21,459
Total undiscounted cash flows	50,736
Less: imputed interest	(2,108)
Total	48,628

Summary of Operating Lease Payments

	For the year end December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for operating leases	38,035	34,090	32,429
Lease liabilities arising from obtaining right-of-use assets	13,567	74,876	2,120